OTHER FINANCIAL DATA - RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Presentation Of Restricted Cash [Line Items]
Restricted cash	$ 27	$ 11	[1]
Restricted Cash and Cash Equivalents, Noncurrent	20	29	[1]
Restricted cash, current and noncurrent	47	40
Restricted Cash, Construction Financing [Member] | Sempra Mexico Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	20	18
Restricted Cash, Construction Financing [Member] | Sempra Renewables Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	4	3
San Diego Gas and Electric Company [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	23	8
Restricted Cash and Cash Equivalents, Noncurrent	0	11
San Diego Gas and Electric Company [Member] | Restricted Cash, Operating Requirements [Member] | S D G E Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	8	8
Restricted Cash and Cash Equivalents, Noncurrent	0	11
Restricted cash, current and noncurrent	$ 23	$ 19

[1]	As adjusted for the retrospective adoption of ASU 2015-03.